Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Accounts Receivable, Net [Abstarct]
Accounts receivable	$ 2,114,948	$ 1,640,354	$ 1,955,466
Less: allowance for credit losses	(94,739)	(73,480)	(831,665)	$ (645,040)	$ (1,467,579)
Accounts receivable, net	$ 2,020,209	$ 1,566,874	$ 1,123,801